Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 2,374,873	¥ 2,230,589
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	1,071,460	966,028
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	771,480	741,093
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	369,762	364,347
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	115,901	114,240
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	34,209	32,341
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 12,061	¥ 12,540